UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21809

Nuveen S&P 500 Dynamic Overwrite Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

SPXX

Nuveen S&P 500 Dynamic Overwrite Fund
Portfolio of Investments	September 30, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.9%

	COMMON STOCKS – 95.7%

	Aerospace & Defense – 3.1%

13,360	Boeing Company	$1,749,492
14,778	Honeywell International Inc.	1,399,329
5,000	Lockheed Martin Corporation	1,036,550
11,161	Raytheon Company	1,219,451
18,456	United Technologies Corporation, (2)	1,642,399
	Total Aerospace & Defense	7,047,221

	Air Freight & Logistics – 0.6%

15,007	United Parcel Service, Inc., Class B, (2)	1,481,041

	Airlines – 0.3%

8,915	Alaska Air Group, Inc.	708,297

	Auto Components – 0.2%

9,310	Cooper Tire & Rubber Company	367,838

	Automobiles – 0.5%

79,596	Ford Motor Company	1,080,118

	Banks – 6.5%

174,285	Bank of America Corporation, (2)	2,715,360
44,963	Citigroup Inc.	2,230,614
12,743	Comerica Incorporated	523,737
12,783	Fifth Third Bancorp	241,727
49,105	Huntington BancShares Inc.	520,513
50,000	JP Morgan Chase & Co.	3,048,500
33,673	Regions Financial Corporation	303,394
33,569	U.S. Bancorp	1,376,665
78,213	Wells Fargo & Company, (2)	4,016,238
	Total Banks	14,976,748

	Beverages – 2.2%

59,322	Coca-Cola Company	2,379,999
27,803	PepsiCo, Inc.	2,621,823
	Total Beverages	5,001,822

	Biotechnology – 3.0%

30,542	AbbVie Inc.	1,661,790
13,002	Amgen Inc.	1,798,437
12,463	Celgene Corporation, (3)	1,348,123
20,000	Gilead Sciences, Inc., (2)	1,963,800
	Total Biotechnology	6,772,150

	Capital Markets – 1.7%

46,972	Charles Schwab Corporation	1,341,520
16,113	Federated Investors Inc.	465,666
6,627	Goldman Sachs Group, Inc.	1,151,507
30,033	Morgan Stanley	946,040
	Total Capital Markets	3,904,733

	Chemicals – 1.9%

3,540	Chemours Company	22,904
14,584	Dow Chemical Company	618,362

Nuveen Investments	1

SPXX	Nuveen S&P 500 Dynamic Overwrite Fund
	Portfolio of Investments (continued)	September 30, 2015 (Unaudited)

Shares	Description (1)	Value

	Chemicals (continued)
17,703	E.I. Du Pont de Nemours and Company	$853,285
9,690	Eastman Chemical Company	627,137
10,640	Monsanto Company	908,018
15,626	Olin Corporation	262,673
11,220	PPG Industries, Inc.	983,882
	Total Chemicals	4,276,261

	Commercial Services & Supplies – 0.2%

9,103	Deluxe Corporation	507,401

	Communications Equipment – 1.8%

73,511	Cisco Systems, Inc.	1,929,664
11,542	Motorola Solutions Inc.	789,242
27,896	QUALCOMM, Inc.	1,498,852
	Total Communications Equipment	4,217,758

	Consumer Finance – 0.7%

20,573	American Express Company	1,525,076

	Containers & Packaging – 0.1%

5,330	Avery Dennison Corporation	301,518

	Diversified Financial Services – 2.3%

27,775	Berkshire Hathaway Inc., Class B, (2)	3,621,860
10,081	CME Group, Inc.	934,912
2,724	Intercontinental Exchange Group, Inc.	640,113
	Total Diversified Financial Services	5,196,885

	Diversified Telecommunication Services – 2.2%

75,000	AT&T Inc., (2)	2,443,500
52,803	Frontier Communications Corporation	250,814
55,000	Verizon Communications Inc., (2)	2,393,050
	Total Diversified Telecommunication Services	5,087,364

	Electric Utilities – 1.0%

20,970	Duke Energy Corporation	1,508,582
18,987	Westar Energy Inc.	729,860
	Total Electric Utilities	2,238,442

	Electrical Equipment – 0.6%

6,500	Eaton Corporation PLC	333,450
10,000	Emerson Electric Company	441,700
6,854	Rockwell Automation, Inc.	695,475
	Total Electrical Equipment	1,470,625

	Electronic Equipment, Instruments & Components – 0.3%

35,466	Corning Incorporated	607,178

	Energy Equipment & Services – 1.2%

12,363	Baker Hughes Incorporated	643,370
10,000	Halliburton Company	353,500
9,961	National-Oilwell Varco Inc.	375,032
20,806	Schlumberger Limited	1,434,990
	Total Energy Equipment & Services	2,806,892

	Food & Staples Retailing – 2.1%

18,974	CVS Health Corporation	1,830,612
12,000	Walgreens Boots Alliance Inc.	997,200
24,502	Wal-Mart Stores, Inc.	1,588,710

2	Nuveen Investments

Shares	Description (1)	Value

	Food & Staples Retailing (continued)
11,974	Whole Foods Market, Inc.	$378,977
	Total Food & Staples Retailing	4,795,499

	Food Products – 1.0%

13,960	Archer-Daniels-Midland Company	578,642
17,628	ConAgra Foods, Inc.	714,110
15,625	Kraft Heinz Company	1,102,812
	Total Food Products	2,395,564

	Gas Utilities – 0.3%

12,938	AGL Resources Inc.	789,736

	Health Care Equipment & Supplies – 1.6%

27,082	Abbott Laboratories, (2)	1,089,238
28,854	Boston Scientific Corporation, (3)	473,494
31,998	Medtronic, PLC	2,141,946
	Total Health Care Equipment & Supplies	3,704,678

	Health Care Providers & Services – 3.0%

9,358	Aetna Inc.	1,023,859
6,848	Anthem Inc.	958,720
16,284	Express Scripts Holding Company, (3)	1,318,353
5,614	Humana Inc.	1,004,906
367	Laboratory Corporation of America Holdings, (3)	39,808
3,233	McKesson HBOC Inc.	598,202
16,804	UnitedHealth Group Incorporated, (2)	1,949,432
	Total Health Care Providers & Services	6,893,280

	Hotels, Restaurants & Leisure – 1.3%

6,278	Dominos Pizza Inc.	677,459
19,052	McDonald’s Corporation	1,877,194
43,350	The Wendy’s Company	374,977
	Total Hotels, Restaurants & Leisure	2,929,630

	Household Durables – 0.6%

9,325	Lennar Corporation, Class A, (2)	448,812
16,964	Newell Rubbermaid Inc.	673,640
2,393	Whirlpool Corporation	352,393
	Total Household Durables	1,474,845

	Household Products – 2.1%

10,456	Colgate-Palmolive Company	663,538
9,737	Kimberly-Clark Corporation	1,061,722
36,241	Procter & Gamble Company, (2)	2,607,178
5,000	Spectrum Brands Inc.	457,550
	Total Household Products	4,789,988

	Industrial Conglomerates – 2.4%

15,041	3M Co.	2,132,363
131,000	General Electric Company	3,303,820
	Total Industrial Conglomerates	5,436,183

	Insurance – 2.8%

20,000	American International Group, Inc.	1,136,400
16,090	Arthur J. Gallagher & Co.	664,195
17,655	FNF Group	626,223
20,130	Genworth Financial Inc., Class A, (3)	93,001
11,100	Marsh & McLennan Companies, Inc.	579,642
15,000	MetLife, Inc.	707,250
10,189	Prudential Financial, Inc.	776,504

Nuveen Investments	3

SPXX	Nuveen S&P 500 Dynamic Overwrite Fund
	Portfolio of Investments (continued)	September 30, 2015 (Unaudited)

Shares	Description (1)	Value

	Insurance (continued)
12,000	Torchmark Corporation	$676,800
11,626	Travelers Companies, Inc.	1,157,136
	Total Insurance	6,417,151

	Internet & Catalog Retail – 1.7%

5,000	Amazon.com, Inc., (3)	2,559,450
5,000	Netflix Inc., (3)	516,300
690	Priceline Group, Inc. (The), (3)	853,433
	Total Internet & Catalog Retail	3,929,183

	Internet Software & Services – 4.3%

3,711	Akamai Technologies, Inc., (3)	256,282
20,000	eBay Inc., (3)	488,800
34,000	Facebook Inc., Class A Shares, (3)	3,056,600
4,020	Google Inc., Class A, (2)	2,566,247
4,031	Google Inc., Class C Shares	2,452,541
6,424	VeriSign, Inc., (3)	453,277
20,000	Yahoo! Inc., (3)	578,200
	Total Internet Software & Services	9,851,947

	IT Services – 3.2%

11,474	Fidelity National Information Services, Inc.	769,676
9,424	Gartner, Inc	790,956
12,300	International Business Machines Corporation (IBM), (2)	1,783,131
11,192	MasterCard, Inc.	1,008,623
20,000	PayPal Holdings, Inc., (3)	620,800
34,024	Visa Inc., Class A	2,370,112
	Total IT Services	7,343,298

	Life Sciences Tools & Services – 0.5%

6,183	Bio-Techne Corporation	571,680
3,862	Thermo Fisher Scientific, Inc.	472,245
	Total Life Sciences Tools & Services	1,043,925

	Machinery – 2.0%

12,391	Caterpillar Inc.	809,876
3,049	Cummins Inc.	331,060
11,246	Deere & Company	832,204
13,943	Illinois Tool Works, Inc., (2)	1,147,648
2,000	Joy Global Inc.	29,860
5,351	Pentair Limited	273,115
5,000	Snap-on Incorporated	754,700
3,000	Stanley Black & Decker Inc.	290,940
	Total Machinery	4,469,403

	Media – 3.3%

12,544	CBS Corporation, Class B	500,506
47,245	Comcast Corporation, Class A, (2)	2,687,296
4,063	Gannett Company, Inc.	59,848
26,035	Regal Entertainment Group, Class A	486,594
8,126	TEGNA Inc.	181,941
40,491	Twenty First Century Fox Inc., Class A Shares	1,092,447
25,000	Walt Disney Company	2,555,000
	Total Media	7,563,632

	Metals & Mining – 0.2%

18,970	Freeport-McMoRan, Inc.	183,819
10,237	Southern Copper Corporation	273,533
	Total Metals & Mining	457,352

4	Nuveen Investments

Shares	Description (1)	Value

	Multiline Retail – 0.9%

7,375	Nordstrom, Inc.	$528,861
18,608	Target Corporation	1,463,705
	Total Multiline Retail	1,992,566

	Multi-Utilities – 1.7%

14,444	Alliant Energy Corporation	844,830
14,000	Ameren Corporation	591,780
20,000	CenterPoint Energy, Inc., (2)	360,800
7,260	Consolidated Edison, Inc.	485,331
22,250	Dominion Resources, Inc.	1,565,955
	Total Multi-Utilities	3,848,696

	Oil, Gas & Consumable Fuels – 5.8%

27,692	Chevron Corporation, (2)	2,184,345
20,462	ConocoPhillips	981,357
11,317	CONSOL Energy Inc.	110,907
13,872	EOG Resources, Inc.	1,009,882
63,992	Exxon Mobil Corporation, (2)	4,757,805
7,395	Hess Corporation	370,194
10,000	Marathon Oil Corporation	154,000
12,072	Marathon Petroleum Corporation	559,296
16,016	Occidental Petroleum Corporation	1,059,458
10,602	ONEOK, Inc.	341,384
10,973	Phillips 66	843,165
16,856	Valero Energy Corporation	1,013,046
	Total Oil, Gas & Consumable Fuels	13,384,839

	Personal Products – 0.0%

21,653	Avon Products, Inc.	70,372

	Pharmaceuticals – 6.1%

6,000	Allergan PLC, (3)	1,630,860
33,890	Bristol-Myers Squibb Company	2,006,288
12,124	Eli Lilly and Company	1,014,658
38,819	Johnson & Johnson, (2)	3,623,754
50,045	Merck & Company Inc.	2,471,723
5,000	Mylan NV, (3)	201,300
100,558	Pfizer Inc.	3,158,527
	Total Pharmaceuticals	14,107,110

	Real Estate Investment Trust – 1.9%

35,857	Brandywine Realty Trust	441,758
5,547	Care Capital Properties, Inc.	182,663
14,334	CubeSmart	390,028
16,442	Hospitality Properties Trust	420,586
54,457	Lexington Realty Trust	441,102
12,264	Kilroy Realty Corporation	799,121
20,277	Omega Healthcare Investors Inc.	712,737
10,000	Ventas Inc.	560,600
19,112	Weyerhaeuser Company	522,522
	Total Real Estate Investment Trust	4,471,117

	Road & Rail – 0.6%

16,045	Union Pacific Corporation, (2)	1,418,538

	Semiconductors & Semiconductor Equipment – 2.3%

3,257	Analog Devices, Inc.	183,727
78,815	Intel Corporation	2,375,484
12,219	Microchip Technology Incorporated	526,517
35,000	Micron Technology, Inc., (3)	524,300
19,215	NVIDIA Corporation	473,650
25,684	Texas Instruments Incorporated	1,271,872
	Total Semiconductors & Semiconductor Equipment	5,355,550

Nuveen Investments	5

SPXX	Nuveen S&P 500 Dynamic Overwrite Fund
	Portfolio of Investments (continued)	September 30, 2015 (Unaudited)

Shares	Description (1)			Value

	Software – 3.3%

8,286	Autodesk, Inc., (3)			$365,744
8,353	CDK Global Inc.			399,106
116,985	Microsoft Corporation, (2)			5,177,756
42,362	Oracle Corporation			1,530,115
	Total Software			7,472,721

	Specialty Retail – 2.6%

13,107	Best Buy Co., Inc.			486,532
10,523	Gap, Inc.			299,905
17,000	Home Depot, Inc., (2)			1,963,330
8,340	L Brands Inc.			751,684
14,954	Lowe’s Companies, Inc.			1,030,630
7,525	Tiffany & Co.			581,080
10,968	TJX Companies, Inc.			783,335
	Total Specialty Retail			5,896,496

	Technology, Hardware, Storage & Peripherals – 4.7%

82,408	Apple, Inc., (2)			9,089,602
40,436	EMC Corporation			976,934
25,651	HP Inc.			656,922
	Total Technology, Hardware, Storage & Peripherals			10,723,458

	Textiles, Apparel & Luxury Goods – 1.0%

10,000	Nike, Inc., Class B			1,229,700
5,000	Under Armour, Inc., (3)			483,900
7,352	VF Corporation, (2)			501,480
	Total Textiles, Apparel & Luxury Goods			2,215,080

	Tobacco – 1.9%

26,349	Altria Group, Inc.			1,433,386
21,770	Philip Morris International Inc.			1,727,014
25,474	Reynolds American Inc.			1,127,734
	Total Tobacco			4,288,134

	Trading Companies & Distributors – 0.1%

1,520	W.W. Grainger, Inc.			326,815
	Total Common Stocks (cost $148,507,065)			219,432,154

Shares	Description (1), (4)			Value

	EXCHANGE-TRADE FUNDS – 4.2%

50,000	SPDR® S&P 500® ETF, (2)			$9,581,500
	Total Exchange-Traded Funds (cost $10,366,118)			9,581,500
	Total Long-Term Investments (cost $158,873,183)			229,013,654

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 0.6%

	REPURCHASE AGREEMENTS – 0.6%

$1,265	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/15, repurchase price $1,264,996, collateralized by $1,205,000 U.S. Treasury Notes, 2.750%, due 11/15/23, value $1,292,362	0.000%	10/01/15	$1,264,996
	Total Short-Term Investments (cost $1,264,996)			1,264,996
	Total Investments (cost $160,138,179) – 100.5%			230,278,650
	Other Assets Less Liabilities – (0.5)% (5)			(1,086,170)
	Net Assets – 100%			$229,192,480

6	Nuveen Investments

Investments in Derivatives as of September 30, 2015

Options Written outstanding:

Number of Contracts	Description	Exchange-Traded/ Over-the-Counter	Counterparty	Notional Amount		Expiration Date	Strike Price	Value
(125)	CBOE SPX Volatility Index	Exchange-Traded	—	$(375,000	) (6)	10/21/15	$30.0000	$(10,625)
(125)	CBOE SPX Volatility Index	Exchange-Traded	—	(312,500	) (6)	10/21/15	25.0000	(21,563)
(100,623)	Custom Basket1*	Over-the-Counter	BNP Paribas	(10,062,300	) (7)	10/15/15	103.0000	(43,660)
(25)	NASDAQ 100® Index	Exchange-Traded	—	(10,875,000	) (6)	11/20/15	4,350.0000	(125,250)
(50)	Russell 2000® Index	Exchange-Traded	—	(5,850,000	) (6)	11/20/15	1,170.0000	(38,250)
(60)	Russell 2000® Index	Exchange-Traded	—	(6,900,000	) (6)	11/20/15	1,150.0000	(80,100)
(50)	Russell 2000® Index	Exchange-Traded	—	(5,800,000	) (6)	11/20/15	1,160.0000	(51,500)
(30)	S&P 400® Index	Over-the-Counter	Deutsche Bank	(4,350,000	) (6)	10/14/15	1,450.0000	(2,786)
(305)	S&P 500® Index	Exchange-Traded	—	(60,237,500	) (6)	10/16/15	1,975.0000	(272,975)
(120)	S&P 500® Index	Exchange-Traded	—	(23,760,000	) (6)	10/16/15	1,980.0000	(80,400)
(120)	S&P 500® Index	Exchange-Traded	—	(23,880,000	) (6)	10/16/15	1,990.0000	(69,600)
(60)	S&P 500® Index	Exchange-Traded	—	(12,000,000	) (6)	11/20/15	2,000.0000	(99,900)
(101,693)	Total Options Written (premium received $1,745,579)			$(164,402,300)				$(896,609)
*	The following table represents the individual common stock holdings comprising the Custom Basket 1 Options Written as of September 30, 2015.

Shares	Description	Value
15,250	Anadarko Petroleum Corporation	$(4,350)
8,750	Apple, Inc.	(4,416)
13,250	Chevron Corporation	(4,438)
21,000	Conocophillips	(4,309)
13,000	EOG Resources, Inc.	(4,348)
13,750	Exxon Mobil Corporation	(4,348)
73,000	Ford Motor Company	(4,534)
27,000	Halliburton Company	(4,337)
36,500	Twitter, Inc.	(4,303)
31,750	Yahoo!, Inc.	(4,277)
		$(43,660)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	7

SPXX	Nuveen S&P 500 Dynamic Overwrite Fund
	Portfolio of Investments (continued)	September 30, 2015 (Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$219,432,154	$—	$—	$219,432,154
Exchange-Trade Funds	9,581,500	—	—	9,581,500
Short-Term Investments:
Repurchase Agreements	—	1,264,996	—	1,264,996
Investments in Derivatives:
Options Written	(850,163)	(46,446)	—	(896,609)
Total	$228,163,491	$1,218,550	$—	$229,382,041

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mart-to market) on option contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2015, the cost of investments (excluding investments in derivatives) was $160,138,180.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2015, were as follows:

Gross unrealized:
Appreciation	$82,974,475
Depreciation	(12,834,005)
Net unrealized appreciation (depreciation) of investments	$70,140,470

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	A copy of the most recent financial statements for these exchange-traded funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(5)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.

(6)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

(7)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by $100.

ETF	Exchange-Traded Fund

8	Nuveen Investments

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen S&P 500 Dynamic Overwrite Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: November 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 27, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 27, 2015